SUBSEQUENT EVENTS (Details Narrative) - $ / shares	Jun. 29, 2026	Jun. 28, 2026	May 31, 2026	May 31, 2025	Feb. 07, 2024	Oct. 11, 2022
Subsequent Event [Line Items]
Common stock, shares issued			9,893,750
Common stock, shares outstanding			9,514,532	9,627,236
Treasury stock, common shares			379,218	266,515
Common stock, par value			$ 0.001	$ 0.001	$ 0.0005	$ 0.001
Subsequent Event [Member]
Subsequent Event [Line Items]
Reverse stock split	1 for 2 share consolidation
Common stock, shares issued	9,514,532	19,029,064
Common stock, shares outstanding	9,514,532	19,029,064
Treasury stock, common shares	379,218	758,436
Common stock, par value	$ 0.001	$ 0.0005